Condensed Interim Consolidated Statements of Loss and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Expenses by nature [abstract]
Communications and promotions	$ 387,173	$ 564,040	$ 1,454,941	$ 2,833,705
Consulting and management fees	1,472,998	1,257,384	4,094,722	3,909,639
Foreign exchange loss (gain)	(1,681)	5,218	(2,596)	(27,883)
General office expenses	341,258	350,379	1,038,032	1,065,254
Professional fees	119,108	40,035	442,412	680,526
Share-based compensation	438,547	9,721,724	2,887,812	36,336,555
Travel expense	46,734	46,299	387,351	388,406
Operating loss	2,804,137	11,985,079	10,302,674	45,186,202
Change in fair value of warrant liability	(985,800)	2,400	825,700	(128,900)
Finance costs			375,000	375,000
Finance income	(672,284)	(81,898)	(1,241,505)	(388,002)
Gain on sale of fixed assets				(6,078)
Loss for the period before income taxes	1,146,053	11,905,581	10,261,869	45,038,222
Deferred income tax provision	84,867	31,791	189,689	133,440
Loss for the period after income taxes	1,230,920	11,937,372	10,451,558	45,171,662
Items that subsequently may be reclassified into net income:
Foreign currency translation	135,659	(1,882,918)	(4,538,864)	(10,005,902)
Total comprehensive loss for the period	$ 1,366,579	$ 10,054,454	$ 5,912,694	$ 35,165,760
Basic loss per share	$ 0.02	$ 0.29	$ 0.18	$ 1.14
Weighted average number of common shares outstanding-basic	62,007,928	41,618,719	58,366,003	39,501,931
Diluted (income) loss per share	$ 0.02	$ 0.29	$ 0.18	$ 1.14
Weighted average number of common shares outstanding-diluted	62,007,928	41,618,719	58,366,003	39,501,931